Intangible Assets, Net (Tables)	12 Months Ended
May 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
Intangible assets, net, consisted of the following:

	As of May 31,
	2021	2022
	US$	US$
Intangible assets with indefinite lives:
Trademark	257	245
Intangible assets with finite lives:
Trademark	9,064	8,760
Courseware	130	124
Student base	13,358	12,824
Favorable lease	737	703
License	415	415

	23,961	23,071

Less: accumulated amortization	(18,039)	(19,972)
Exchange differences	(1,086)	(299)

	4,836	2,800